CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Income tax expense (recovery) relating to changes in fair value of equity investments	$ (0.3)	$ 0.3
Income tax expense (recovery) relating to cash flow hedges - effective portion of changes in fair value	(20.9)	4.8
Income tax expense (recovery) relating to cash flow hedges - reclassified to profit or loss	$ 0.2	$ (5.9)